Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Numerator
Net Income (Loss)	$ 86,441	$ 140,289	$ 118,502	$ 147,965	$ 102,011	$ 159,428	$ 149,603	$ 129,667	$ 493,197	$ 540,709	$ 549,501
Net income and dividends attributable to participating restricted stock									(9,338)	(9,169)	(7,880)
Numerator for basic earnings per common share									483,859	531,540	541,621
Undistributed income allocated to participating restricted stock									5,245	5,719	5,159
Undistributed income reallocated to participating restricted stock									(5,215)	(5,679)	(5,124)
Numerator for diluted earnings per common share									$ 483,889	$ 531,580	$ 541,656
Denominator
Weighted average number of shares outstanding - basic									115,489	119,687	122,812
Weighted average number of participating restricted stock									(2,187)	(2,030)	(1,761)
Weighted average number of common shares - basic									113,302	117,657	121,051
Effect of dilutive equity-based compensation awards									656	832	838
Weighted average number of common shares - diluted									113,958	118,489	121,889
Basic earnings per share attributable to Amdocs Limited	$ 0.76	$ 1.22	$ 1.02	$ 1.27	$ 0.86	$ 1.33	$ 1.24	$ 1.07	$ 4.27	$ 4.52	$ 4.47
Diluted earnings per share attributable to Amdocs Limited	$ 0.76	$ 1.21	$ 1.01	$ 1.26	$ 0.86	$ 1.32	$ 1.23	$ 1.07	$ 4.25	$ 4.49	$ 4.44